Business Combination and Goodwill (Details) - Schedule of goodwill - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Goodwill Abstract
Balance as of January 1,	¥ 30,347
Addition during the year		30,347
Balance as of December 31,	¥ 30,347	¥ 30,347